Stock-Based Compensation - Weighted Average Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Dividend Yield	5.00%	5.00%	5.00%
Expected Volatility	45.00%	46.00%	46.00%
Risk Free Interest Rate	2.00%	2.00%	2.00%
Expected Lives	6 years	6 years	6 years